Non-Current Provisions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Noncurrent Provisions [abstract]
Retirement age of employee	65 years	65 years	65 years